Consolidated Statements of Equity (unaudited) - CAD ($) $ in Millions		Total	Common shares	Preferred Shares	Common Shares	Preferred Shares	Warrants	Paid in Surplus	Retained Earnings	Retained Earnings Common shares	Retained Earnings Preferred Shares	AOCI [1]	Non-Controlling Interest
Beginning balance at Dec. 31, 2022		$ 27,576			$ 16,320	$ 519	$ 184	$ 2,691	$ 6,392			$ 1,470	$ 13
Net Earnings (Loss)		3,366							3,366
Total Other Comprehensive Income (Loss), Net of Tax		(16)										(16)
Comprehensive Income (Loss)		3,350							3,366			(16)
Common Shares Issued Under Stock Option Plans		43			54			(11)
Repurchase Of Equity	[2]	(711)			(251)			(460)
Warrants Exercised		16			23		(7)
Warrants Purchased and Cancelled		(713)					(151)		(562)
Stock-Based Compensation Expense		9						9
Dividends			$ (729)	$ (27)						$ (729)	$ (27)
Variable dividends paid on common shares			0
Ending balance at Sep. 30, 2023		28,814			16,146	519	26	2,229	8,440			1,454	13
Beginning balance at Dec. 31, 2022		27,576			16,320	519	184	2,691	6,392			1,470	13
Ending balance at Dec. 31, 2023		28,698			16,031	519	25	2,002	8,913			1,208	14
Beginning balance at Sep. 30, 2023		28,814			16,146	519	26	2,229	8,440			1,454	13
Ending balance at Sep. 30, 2024		29,591			15,697	519	12	1,096	10,706			1,561	14
Beginning balance at Dec. 31, 2023		28,698			16,031	519	25	2,002	8,913			1,208	14
Net Earnings (Loss)		2,996							2,996
Total Other Comprehensive Income (Loss), Net of Tax		353										353
Comprehensive Income (Loss)		3,349							2,996			353
Common Shares Issued Under Stock Option Plans		51			67			(16)
Repurchase Of Equity	[2]	(1,337)			(439)			(898)
Warrants Exercised		25			38		(13)
Stock-Based Compensation Expense		8						8
Dividends			(925)	$ (27)						(925)	$ (27)
Variable dividends paid on common shares			$ (251)							$ (251)
Ending balance at Sep. 30, 2024		$ 29,591			$ 15,697	$ 519	$ 12	$ 1,096	$ 10,706			$ 1,561	$ 14

[1]	Accumulated other comprehensive income (loss) (“AOCI”).
[2]	Normal course issuer bid (“NCIB”). Includes taxes on purchase of equity.